CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]
Profit or loss [abstract]
Revenue (Note 7)	$ 1,798.5	$ 1,803.8
Cost of sales excluding depletion, depreciation and amortization (Note 8)	(1,010.0)	(1,042.4)
Gross margin excluding depletion, depreciation and amortization	788.5	761.4
Depletion, depreciation and amortization	(438.3)	(426.8)
Impairment of mining properties and goodwill, net (Note 12)	149.0	256.9
Mine operating earnings	201.2	77.7
Expenses
General and administrative	(91.8)	(113.6)
Exploration and evaluation	(13.0)	(21.2)
Share of earnings of associate (Note 23)	5.5	0.0
Other operating income (expenses), net (Note 10(a))	9.3	(23.6)
Impairment of non-operating mining properties (Note 12)	153.0	99.6
Operating earnings (loss)	(41.8)	(180.3)
Finance costs (Note 11)	(137.4)	(110.8)
Other income (costs), net (Note 10(b))	2.5	(20.9)
Loss before taxes	(176.7)	(312.0)
Current income tax expense (Note 13)	(138.8)	(239.2)
Deferred income tax recovery (Note 13)	17.8	353.1
Income tax (expense) recovery	(121.0)	113.9
Net loss	(297.7)	(198.1)
Attributable to:
Yamana Gold Inc. equity holders	(284.6)	(188.5)
Non-controlling interests	(13.1)	(9.6)
Net loss	$ (297.7)	$ (198.1)
Loss per share attributable to Yamana Gold Inc. equity holders (Note 14)
Basic and diluted (in dollars per share)	$ (0.30)	$ (0.20)
Weighted average number of shares outstanding (in thousands) (Note 14)
Basic and diluted (in shares)	949,030	948,187

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.